IFRS 7 Disclosures - Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
-30% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	$ (3,650)	$ (3,940)
Asset based fees	(480)	(510)
General fund equity investments	(1,150)	(930)
Total underlying sensitivity before hedging	(5,280)	(5,380)
Impact of macro and dynamic hedge assets	3,110	3,220
Net potential impact on net income attributed to shareholders after impact of hedging	(2,170)	(2,160)
-20% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	(2,240)	(2,260)
Asset based fees	(320)	(340)
General fund equity investments	(780)	(590)
Total underlying sensitivity before hedging	(3,340)	(3,190)
Impact of macro and dynamic hedge assets	1,940	1,850
Net potential impact on net income attributed to shareholders after impact of hedging	(1,400)	(1,340)
-10% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	(1,040)	(960)
Asset based fees	(160)	(170)
General fund equity investments	(390)	(270)
Total underlying sensitivity before hedging	(1,590)	(1,400)
Impact of macro and dynamic hedge assets	910	790
Net potential impact on net income attributed to shareholders after impact of hedging	(680)	(610)
10% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	890	670
Asset based fees	160	170
General fund equity investments	290	270
Total underlying sensitivity before hedging	1,340	1,110
Impact of macro and dynamic hedge assets	(820)	(640)
Net potential impact on net income attributed to shareholders after impact of hedging	520	470
20% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	1,610	1,110
Asset based fees	320	340
General fund equity investments	580	540
Total underlying sensitivity before hedging	2,510	1,990
Impact of macro and dynamic hedge assets	(1,450)	(1,100)
Net potential impact on net income attributed to shareholders after impact of hedging	1,060	890
30% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	2,170	1,410
Asset based fees	480	510
General fund equity investments	860	810
Total underlying sensitivity before hedging	3,510	2,730
Impact of macro and dynamic hedge assets	(1,930)	(1,410)
Net potential impact on net income attributed to shareholders after impact of hedging	$ 1,580	$ 1,320